Short Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Short Term Debt [Abstract]
Schedule of Short Term Debt
	September 30,	December 31,
	2022	2021
Convertible Debentures, including interest payable to the Convertible Debenture Holders	$15,985	$19,439
Total Short-Term Debt	$15,985	$19,439

December 31,
2021

Convertible Debentures & Warrants, including interest payable to the Convertible Debenture Holders	$19,439